Consolidated Statements of Cash Flows - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Loss for the year	£ (13,840)	£ (23,085)	£ (6,049)
Adjustments for:
Income tax credit	(4,223)	(2,401)	(2,116)
Amortization and depreciation	371	194	101
Finance income	(1,065)	(208)	(283)
Share-based payments	1,795	11,731	1,132
Initial public offering (IPO) related expenses		1,794
Net foreign exchange (gains) losses	(2,959)	1,584
Cash flows from (used in) operations before changes in working capital	(19,921)	(10,391)	(7,215)
Movements in working capital:
Decrease (increase) in prepayments, accrued income and other receivables	817	458	(3,404)
Increase in trade payables	1,335	392	220
Increase in payroll taxes, social security and accrued expenditure	1,321	551	33
Movements in working capital	3,473	1,401	(3,151)
Cash used in operations	(16,448)	(8,990)	(10,366)
Net income tax credit	4,224	282	1,102
Net cash used in operating activities	(12,224)	(8,708)	(9,264)
Cash flows from investing activities
Interest received	973	162	410
Payments for property, plant and equipment	(210)	(370)	(15)
Payments for intangible assets	(1,414)	(725)	(539)
Proceeds from short-term deposits			15,075
Net cash (used in) provided by investing activities	(651)	(933)	14,931
Cash flows from financing activities
Proceeds from issue of share capital		79,834
IPO related expenses from issue of share capital - included in share premium		(413)
IPO related expenses included in statement of operations		(1,794)
Proceeds from issue of share capital - exercise of share options	207	120	200
Net cash from financing activities	207	77,747	200
Net (decrease) increase in cash and cash equivalents	(12,668)	68,106	5,867
Cash and cash equivalents at beginning of year	86,703	19,990	14,112
Foreign currency translation differences	2,937	(1,393)	11
Cash and cash equivalents at end of year	£ 76,972	£ 86,703	£ 19,990